Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000751656_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS The date of this supplement is November 28, 2014.
		MFS® Municipal Income Fund Class A1 & B1 Shares
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Municipal Income Fund
Expense [Heading]	rr_ExpenseHeading	Effective immediately, the second paragraph of the sub-section entitled "Fees and Expenses" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 (at least $100,000 effective December 29, 2014) in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Effective immediately, the following is added after the table entitled “Shareholder Fees (fees paid directly from your investment)” in the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information”:

Effective December 29, 2014, the Maximum Sales Charge on Class A1 shares will be reduced to 4.25%.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 (at least $100,000 effective December 29, 2014) in MFS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Effective December 29, 2014, the row for Class A1 shares in the third paragraph of the sub-section entitled "Example" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Effective December 29, 2014, the row for Class A1 shares is restated in its entirety as follows:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Effective December 29, 2014, the rows for Class A1 shares in the "Performance Table" in the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2013)
A1
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	475
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	590
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	715
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,081
Label	rr_AverageAnnualReturnLabel	A1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.05%
A1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A1 Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.04%
A1 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A1 Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.19%